Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Statutory and other liabilities	₨ 17,877		₨ 12,757
Employee benefits obligations	5,165		4,362
Total non-current liabilities	23,042	$ 246	17,119
Current
Employee benefits obligations	17,967		16,001
Statutory and other liabilities	16,012		14,295
Advance from customers	822		790
Current non-financial liabilities	34,801	$ 371	31,086
Total	₨ 57,843		₨ 48,205